Earnings Per Share (Schedule of Earnings Per Share, Basic and Diluted) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent					$ (546)	$ (413)	$ 43
Weighted Average Number of Shares Outstanding, Basic (in shares)					668	666	665
Income (Loss) from Continuing Operations, Per Basic Share	$ (0.95)	$ 0.52	$ 0.03	$ (0.22)	$ (0.82)	$ (0.62)	$ 0.06
Net Income (Loss) from Continuing Operations Available to Common Shareholders, Diluted					$ (546)	$ (413)	$ 43
Weighted Average Number of Shares Outstanding, Diluted (in shares)					668	666	668
Income (Loss) from Continuing Operations, Per Diluted Share	$ (0.95)	$ 0.48	$ 0.03	$ (0.22)	$ (0.82)	$ (0.62)	$ 0.06
Share-based Payment Arrangement
Class of Stock [Line Items]
Weighted Average Number Antidilutive Securities Excluded from Computation of EPS					3	4
Share-based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Dilutive Securities, Effect on Basic Earnings Per Share, Options and Restrictive Stock Units					$ 0	$ 0	$ 0
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements (in shares)					0	0	1
Dilutive Securities Effect On Basic EPS, dilutive Stock Options, per diluted share					$ 0	$ 0	$ 0
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Dilutive Securities, Effect on Basic Earnings Per Share, Options and Restrictive Stock Units					$ 0	$ 0	$ 0
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements (in shares)					0	0	2
Dilutive Securities Effect On Basic EPS, dilutive Restricted Stock Units, per diluted share					$ 0	$ 0	$ 0
Equity Unit Purchase Agreements
Class of Stock [Line Items]
Dilutive Securities Effect on Basic EPS, dilutive Equity Unit Purchase Agreements, per diluted share					$ 0	$ 0	$ 0
Incremental Common Shares Attributable to Dilutive Effect of Equity Unit Purchase Agreements					0	0	0
Dilutive Securities, Effect on Basic Earnings Per Share, Dilutive Convertible Securities					$ 0	$ 0	$ 0